Other income (Narrative) (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Other Income [Line Items]
Net gains / (losses) from acquisitions and disposals of subsidiaries	$ (2)	$ (1)	$ 4	$ (3)	$ 6
Net gains / (losses) from disposals of investments in associates and joint ventures	2	(2)	0	0	0
Share of net profits of associates and joint ventures	52	58	27	110	36
Total	52	55	31	107	43
Income from properties	15	14	9	29	13
Net gains / (losses) from properties held for sale	(2)	(1)	0	(4)	0
Other	89	56	148	145	203
Total other income	$ 154	$ 124	$ 188	$ 278	$ 258